Note 4 - Long-term Investments - Gain (Loss) on Remeasurement, Owership, and Control (Details) - CAD ($) $ in Thousands			12 Months Ended
	Nov. 05, 2021	Mar. 11, 2021	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Share of OCI in GRC			$ (0)	$ (857)
GRC [member]
Statement Line Items [Line Items]
Fair value of investment in GRC		$ 118,312
GRC net asset value - March 11, 2021		111
Gain on loss of control over GRC		118,201	118,201
Investment in GRC - March 11, 2021		$ 118,312		0
Share of loss in GRC				(8,100)
Share of OCI in GRC			(857)	(857)
Gain on ownership interest dilution				$ 5,169
Derecognition of investment in associate - November 5, 2021	$ (114,524)
Gain on loss of significant influence over GRC			6,309
Gains on remeasurement of investment in GRC			$ 123,653